Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Employee benefits [Abstract]
Disclosure of total employee defined benefit plans in statement of financial position [Text Block]
As of
December 31, 2018 and 2017
, the total staff benefits recorded in the Consolidated Statement of Financial Position is detaileds as follows:

	As of December 31, 2018		As of December 31, 2017
Employees’ Benefits	Current	Non current	Current	Non current
	ThCh $	ThCh $	ThCh $	ThCh $
Short term benefits	31,600,044	-	26,050,387	-
Employment termination benefits	194,119	26,901,088	182,106	23,517,009
Total	31,794,163	26,901,088	26,232,493	23,517,009

Disclosure of Short-term employee benefits expense [Text Block]
The total short-term benefits recorded in the Consolidated Statement of Financial Position are detailed as follows:

Short-Term Employees’ Benefits	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Vacation	10,518,298	9,932,727
Bonus and compensation	21,081,746	16,117,660
Total	31,600,044	26,050,387

Disclosure of termination benefits [Text Block]
The obligation recorded for severance indemnity is detailed as follows:

Severance Indemnity	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Current	194,119	182,106
Non-current	26,901,088	23,517,009
Total	27,095,207	23,699,115

Disclosure of reimbursement rights [text block]
The change in the severance indemnity is detailed as follows:

Severance Indemnity	ThCh $

Balance as of January 1, 2017	22,153,423
Current cost of service	1,942,099
Interest cost	1,850,598
Actuarial (Gain) losses	(99,357)
Paid-up benefits	(1,934,587)
Past service cost	604,337
Conversion effect	(694,189)
Others	(123,209)
Changes	1,545,692
As of December 31, 2017	23,699,115
Current cost of service	2,154,071
Interest cost	1,742,273
Actuarial (Gain) losses	1,322,754
Paid-up benefits	(1,640,831)
Past service cost	306,746
From combinations (1)	776,718
Conversion effect	(1,281,341)
Others	15,702
Changes	3,396,092
As of December 31, 2018	27,095,207
(1)	See Note 15 – Business combinations, letter a) .

Disclosure of termination benefits expense [Text Block]
The figures recorded in the Consolidated Statement of Income, are detailed as follows:

	For the years ended as of December 31,
Expense recognized for severance indemnity	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Current cost of service	2,154,071	1,942,099	1,650,484
Past service cost	306,746	604,337	342,039
Non-provided paid benefits	6,547,694	6,023,869	7,851,201
Other	175,005	269,377	1,114,112
Total expense recognized in Consolidated Statement of Income	9,183,516	8,839,682	10,957,836

Disclosure of information about actuarial assumptions [Text Block]
The main actuarial assumptions used for the calculation of the severance indemnity obligation are detailed as follows:

			Chile		Argentina
Actuarial Assumptions			As of December 31, 2018	As of December 31, 2017	As of December 31, 2018	As of December 31, 2017

Mortality table			RV-2014	RV-2014	Gam,83	Gam '83
Annual interest rate			5,69%	5,96%	34,62%	24,55%
Voluntary employee turnover rate			1,9%	1,9%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Company’s needs rotation rate			5,3%	5,3%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Salary increase (*)			3,7%	3,7%	28,27%	18,68%
	Officers		60	60	60	60
Estimated retirement age for (*)	Other	Male	65	65	65	65
		Female	60	60	60	60

(*)
Average of the Company.

Disclosure of information about sensitivity analysis [Text Block]
The Following is a sensitivity analysis based on increased (decreased) of 1 percent on the discount rate:

Sensitivity Analysis	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
1% increase in the Discount Rate (Gain)	1,623,794	1,457,410
1% decrease in the Discount Rate (Loss)	(1,880,258)	(1,684,968)

Disclosure of information about other employee expense [Text Block]
The amounts recorded in the Consolidated Statement of Income are detailed as follows:

	For the years ended as of December 31,
Personal expense	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Salaries	159,246,822	151,944,702	145,766,757
Employees’ short-term benefits	31,528,110	27,588,955	23,189,206
Total expenses for short-term employee benefits	190,774,932	179,533,657	168,955,963
Employments termination benefits	9,183,516	8,839,682	10,957,836
Other staff expense	32,183,184	32,485,170	30,971,754
Total (1)	232,141,632	220,858,509	210,885,553

(1)
See
Note 29 – Natures of cost and expense
.